Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014 Segment Branch	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Sep. 30, 2013	Feb. 28, 2014	Dec. 31, 2010
Business Acquisition [Line Items]
Common stock exchange	1
Number of branch locations	6
Number of branch offices	2
Number of segments	2
Mortgage and commercial loans period	90 days
Credit card and personal loans period	180 days
Minimum required sustained performance	6 months
Interest or penalties accrued	$ 0	$ 0	$ 0
Accumulated other comprehensive income (loss)	305,000	(562,000)
Stock options outstanding	12,607	94,341	94,341
Shares held by ESOP						740,530
Shares held by ESOP, Percentage						9.95%
Shares unallocated to participants in the ESOP	252,446					252,446
Line of credit	67,000,000
Dividends rate			5.30%
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Dividends rate	9.00%			5.30%
Voting rights				The preferred stock has no voting rights
Preferred stock issued				7,900,000
Preferred Stock Series C [Member]
Business Acquisition [Line Items]
Dividends rate		5.30%			5.30%
Voting rights		The preferred stock has no voting rights			The preferred stock has no voting rights
Preferred stock issued		2,800,000
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives	5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives	7 years
Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives	5 years
Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives	7 years
Building [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives	10 years
Building [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives	39 years
Leasehold Improvements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives	10 years
Leasehold Improvements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives	39 years
Anson BanCorp Inc [Member]
Business Acquisition [Line Items]
Acquisition	Jan. 19, 2000
Gateway Mortgage Inc [Member]
Business Acquisition [Line Items]
Acquisition	Aug. 04, 2000
Cabarrus Bank and Trust Company [Member]
Business Acquisition [Line Items]
Date of capitalization of new wholly-owned subsidiary	Apr. 10, 2003
Uwharrie Mortgage Inc [Member]
Business Acquisition [Line Items]
Date of subsidiary incorporation	Apr. 07, 2004
Employee Stock Ownership Plan [Member]
Business Acquisition [Line Items]
Line of credit		$ 500,000					$ 500,000